United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21235

(Investment Company Act File Number)

Federated Hermes Premier Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2021

Date of Reporting Period: Six months ended 05/31/2021

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2021

Federated Hermes Premier Municipal Income Fund
Fund Established 2002

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At May 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Investments
Dedicated Tax	13.6%
Hospital	11.9%
General Obligation - State	7.7%
Refunded	7.1%
Tobacco	6.9%
Senior Care	6.6%
Toll Road	5.7%
Other Utility	4.9%
Water & Sewer	4.8%
Primary/Secondary Education	4.6%
Other[2]	26.2%
Derivative Contracts[3,4]	(0.0)%
TOTAL	100%
1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2
For purposes of this table, sector classifications constitute 73.8% of the Fund’s investments. Remaining sectors have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investment in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
4
Represents less than 0.1%.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2021 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—99.2%
		Alabama—0.4%
$1,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	$1,022,505
		Arizona—1.9%
500,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revenue Bonds (Series 2020A), 4.000%, 11/1/2045	579,051
500,000		Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	576,593
335,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	375,398
1,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Line Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	1,169,547
2,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,199,140
640,000	[1]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	677,493
		TOTAL	5,577,222
		California—7.1%
1,000,000		California Educational Facilities Authority (Stanford University), Revenue Bonds, 5.250%, 4/1/2040	1,518,530
3,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	3,496,330
165,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	182,455
600,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	662,693
250,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	275,024
1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	1,134,257
1,000,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2030	1,012,234
1,000,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	1,067,094
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$375,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	$399,039
1,110,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	1,232,265
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	1,145,776
1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1) TOBs, 5.500%, Mandatory Tender 1/15/2023	1,055,160
165,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), Limited Obligation Improvement Bonds, 5.000%, 9/2/2028	181,392
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	2,370,954
1,350,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,720,110
265,000		Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2049	333,849
1,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	1,507,036
1,740,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	1,819,226
		TOTAL	21,113,424
		Colorado—2.7%
115,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2051	127,662
500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	552,933
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012A), (United States Treasury PRF 12/1/2022@100), 5.000%, 12/1/2027	1,072,507
1,250,000		Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	1,376,136
55,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 4.000%, 12/1/2025	57,257
2,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	3,129,768
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$403,000		Tallyn’s Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), (United States Treasury PRF 12/1/2023@100), 5.000%, 12/1/2033	$445,381
1,000,000		University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2037	1,097,107
		TOTAL	7,858,751
		Connecticut—0.7%
1,755,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2037	2,202,965
		District of Columbia—1.0%
250,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2033	279,978
225,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	251,981
500,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	571,360
455,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, (Original Issue Yield: 6.670%), 6.500%, 5/15/2033	506,260
1,275,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Dulles Toll Road Subordinate Lien Revenue Refunding Bonds (Series 2019B), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2053	1,465,603
		TOTAL	3,075,182
		Florida—4.8%
1,000,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	1,080,195
800,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	544,000
1,000,000	[1]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	1,144,937
2,000,000		Florida State Department of Transportation (Florida State), Florida Right-of-Way Acquisition and Bridge Construction Bonds (Series 2018B), 4.000%, 7/1/2039	2,392,555
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), (United States Treasury PRF 7/1/2022@100), 5.000%, 7/1/2042	2,105,809
2,500,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2019), 4.000%, 10/1/2049	2,948,275
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$500,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2029	$523,849
165,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	176,626
900,000		Rivers Edge II CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	935,103
1,000,000		Tampa, FL (H. Lee Moffitt Cancer Center), Hospital Revenue Bonds (Series 2020B), 5.000%, 7/1/2050	1,249,362
665,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), (Original Issue Yield: 6.930%), (Step Coupon 11/1/2021@6.610%), 0.000%, 5/1/2040	643,226
415,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), (Original Issue Yield: 6.752%), (Step Coupon 11/1/2024@6.610%), 0.000%, 5/1/2040	313,700
450,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.610%, 5/1/2040	5
210,000	[2,3,4]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.375%, 5/1/2017	2
160,000	[2,3]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.650%, 5/1/2040	2
155,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), (Original Issue Yield: 6.610%), (Step Coupon 5/1/2022@6.610%), 0.000%, 5/1/2040	136,573
		TOTAL	14,194,219
		Georgia—0.2%
510,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	603,144
		Guam—0.3%
895,000		Guam Government Business Privilege Tax, Business Privilege Tax Refunding Bonds (Series 2021F), 4.000%, 1/1/2042	1,017,952
		Idaho—0.5%
1,750,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.500%), 7.375%, 10/1/2029	1,507,388
		Illinois—10.3%
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2032	1,266,572
1,015,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2012A), 5.000%, 12/1/2042	1,068,487
3,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	3,333,629
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,000,000	Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2053	$2,448,122
200,000	Chicago, IL Special Assessment (Lakeshore East Project), Improvement Bonds (Series 2002), (Original Issue Yield: 6.637%), 6.625%, 12/1/2022	200,599
1,000,000	Chicago, IL Special Assessment (Lakeshore East Project), Improvement Revenue Bonds, (Original Issue Yield: 6.769%), 6.750%, 12/1/2032	1,002,343
1,000,000	Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 4.000%, 12/1/2055	1,137,067
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2017-2), (Assured Guaranty Municipal Corp. INS), 5.000%, 11/1/2036	1,236,036
329,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	330,299
1,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	1,025,116
1,340,000	Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	1,631,134
1,660,000	Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,004,195
1,000,000	Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,184,916
750,000	Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.850%), 5.750%, 5/1/2045	967,940
2,000,000	Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	2,289,221
1,000,000	Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	1,082,729
235,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	283,131
1,900,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2046	2,360,603
2,255,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2025	2,375,861
1,600,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,811,964
1,250,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	1,494,974
	TOTAL	30,534,938
	Indiana—1.9%
930,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2030	1,027,666
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$500,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.250%, 1/1/2038	$550,840
250,000	Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	306,090
1,500,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.250%, 10/1/2031	1,524,693
2,000,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2032	2,298,726
	TOTAL	5,708,015
	Iowa—0.4%
1,000,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), (Original Issue Yield: 5.300%), 5.250%, 12/1/2025	1,094,416
205,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2019), 3.125%, 12/1/2022	209,056
	TOTAL	1,303,472
	Kansas—0.8%
2,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	2,260,655
	Kentucky—0.7%
1,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2031	1,047,712
1,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 5.950%), 5.750%, 7/1/2049	1,103,460
	TOTAL	2,151,172
	Louisiana—1.1%
1,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	1,048,414
1,500,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	1,553,172
550,000	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	629,136
	TOTAL	3,230,722
	Maine—0.4%
600,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), (Original Issue Yield: 7.000%), (United States Treasury PRF 7/1/2021@100), 6.750%, 7/1/2041	603,213
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Maine—continued
$665,000	Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), (United States Treasury PRF 7/1/2021@100), 7.500%, 7/1/2032	$668,962
	TOTAL	1,272,175
	Maryland—0.9%
1,500,000	Baltimore, MD (Baltimore, MD Wastewater Utility), Project Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	1,767,934
320,000	Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	351,226
400,000	Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	438,881
	TOTAL	2,558,041
	Massachusetts—2.1%
2,000,000	Commonwealth of Massachusetts, UT GO Bonds (Series 2018A), 5.000%, 1/1/2047	2,480,477
2,000,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	2,959,261
620,000	Massachusetts Development Finance Agency (Wellforce Obligated Group), Revenue Bonds (Series 2020C), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2045	727,031
	TOTAL	6,166,769
	Michigan—4.6%
445,000	Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	552,344
2,500,000	Michigan Finance Authority Local Government Loan Program (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 4.000%, 2/15/2050	2,858,231
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	583,730
750,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2032	851,748
600,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	678,247
1,750,000	Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	1,883,229
300,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.000%, 11/15/2041	362,499
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$3,705,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Refunding Revenue Bonds (Series 2014D), 5.000%, 9/1/2033	$4,142,564
1,490,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	1,591,879
		TOTAL	13,504,471
		Minnesota—0.2%
400,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	449,283
		Mississippi—0.1%
315,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	322,089
		Missouri—0.6%
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	812,608
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	592,195
275,000		Cape Girardeau County, MO IDA (SoutheastHEALTH Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2041	315,939
		TOTAL	1,720,742
		Montana—0.1%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	376,635
		Nebraska—2.3%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	2,118,739
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,699,860
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2039	1,028,312
		TOTAL	6,846,911
		New Hampshire—0.1%
500,000	[1,2,3,5]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	275,000
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—7.6%
$1,500,000	New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 4.000%, 6/15/2046	$1,719,303
2,500,000	New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2014UU), 5.000%, 6/15/2034	2,798,463
1,500,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2014PP), 5.000%, 6/15/2031	1,687,550
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2045	1,147,491
600,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), (United States Treasury PRF 6/15/2021@100), 6.000%, 6/15/2035	601,257
1,000,000	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,247,440
250,000	New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2031	313,319
1,500,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2022@100), 5.000%, 1/1/2032	1,579,357
500,000	South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	573,893
2,600,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	3,199,091
2,355,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	2,867,900
4,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,699,998
	TOTAL	22,435,062
	New Mexico—0.3%
650,000	New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	784,751
	New York—10.3%
1,000,000	Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Bonds (Series 2011A), 5.250%, 5/1/2027	1,001,712
365,000	Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	366,415
500,000	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	613,610
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	$1,868,290
500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	576,698
500,000		New York City, NY IDA (Yankee Stadium LLC), Pilot Revenue Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 4.000%, 3/1/2045	584,353
900,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1), 5.000%, 8/1/2036	1,026,263
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2014 Subseries D-1), 5.000%, 8/1/2030	2,200,159
1,000,000		New York City, NY, UT GO Bonds (Series 2012D-1), 4.000%, 3/1/2048	1,166,941
250,000		New York City, NY, UT GO Bonds (Series 2014G), 5.000%, 8/1/2030	279,618
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	1,105,590
1,000,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.000%, 11/15/2031	1,021,280
2,000,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,047,485
2,000,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 1), 5.000%, 9/15/2028	2,075,309
1,030,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.000%, 9/15/2043	1,064,918
1,650,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), Revenue Refunding Bonds (Series 2017B), 4.000%, 2/15/2046	1,871,330
2,000,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2018C), 5.000%, 3/15/2038	2,503,053
1,500,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2055	1,747,378
750,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2037	771,502
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$2,805,000	New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2039	$3,304,803
2,300,000	New York State Urban Development Corp. (New York State Sales Tax Revenue Bond Fund), State Sales Tax Revenue Bonds (Series 2019A), 4.000%, 3/15/2045	2,687,016
500,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2039	596,138
	TOTAL	30,479,861
	North Carolina—1.0%
2,385,000	Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	2,447,155
500,000	North Carolina Medical Care Commission (Forest at Duke), Retirement Facilities First Mortgage Revenue Bonds (Series 2021), 4.000%, 9/1/2041	580,844
	TOTAL	3,027,999
	Ohio—5.6%
750,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	890,702
500,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Refunding Revenue Bonds (Series 2015A), 5.000%, 2/15/2042	553,751
3,150,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	3,648,905
500,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	575,909
1,310,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2017A), 5.000%, 1/1/2047	1,475,211
945,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	970,276
1,440,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	1,517,215
2,160,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Revenue Bonds (Series 2020A), 4.000%, 1/15/2050	2,487,816
1,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2029	1,622,440
800,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	865,016
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2033	$1,120,576
750,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	840,432
	TOTAL	16,568,249
	Oklahoma—0.7%
325,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	400,988
1,300,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	1,600,241
	TOTAL	2,001,229
	Pennsylvania—4.1%
2,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2026	2,081,837
1,000,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	1,032,110
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2034	1,226,954
165,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2023@100), 5.000%, 1/1/2023	177,328
45,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	52,212
1,090,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2023	1,162,466
405,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	448,254
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.000%, 8/1/2040	1,160,193
1,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	1,164,514
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	1,178,466
625,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2050	733,218
1,420,000	Pennsylvania State University, (Series 2020A), 4.000%, 9/1/2050	1,659,598
	TOTAL	12,077,150
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Puerto Rico—3.1%
$3,630,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	$4,132,048
3,420,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	3,836,091
1,153,000	Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	1,292,630
	TOTAL	9,260,769
	Rhode Island—1.1%
3,000,000	Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	3,336,279
	South Carolina—1.8%
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.000%, 1/1/2024	2,006,265
2,250,000	South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	2,693,508
500,000	South Carolina Public Service Company (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2040	592,350
	TOTAL	5,292,123
	South Dakota—0.6%
1,500,000	Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2027	1,613,685
	Tennessee—2.4%
600,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.000%, 1/1/2047	487,190
1,500,000	Chattanooga, TN Health & Housing Facility Board (CommonSpirit Health), Revenue Refunding Bonds (Series 2019 A-1), 4.000%, 8/1/2036	1,745,856
1,000,000	Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	1,253,927
2,000,000	Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), (United States Treasury PRF 11/15/2021@100), 5.000%, 11/15/2047	2,044,628
1,500,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2021	1,518,544
	TOTAL	7,050,145
	Texas—9.7%
2,640,000	Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2036	3,032,181
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$270,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), 6.000%, 8/15/2033	$296,151
1,000,000	Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2032	1,038,869
2,240,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016B), 4.000%, 12/1/2036	2,567,208
1,500,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Improvement Bonds (Series 2013B), 5.000%, 11/1/2030	1,600,255
1,000,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.050%), 5.000%, 9/1/2034	1,115,940
750,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	837,864
835,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	934,243
1,000,000	Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,106,220
500,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation, Inc. ), Education Revenue Bonds (Series 2012A), 5.000%, 2/15/2032	511,364
1,525,000	Houston, TX Higher Education Finance Corp. (Harmony Public Schools ), Education Revenue & Refunding Bonds (Series 2014A), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2033	1,679,035
1,500,000	Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 4.000%, 5/15/2049	1,680,593
175,000	New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	187,281
685,000	North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	779,921
1,500,000	North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	1,676,252
415,000	Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	461,256
2,000,000	Spring, TX ISD, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	2,323,040
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$400,000	[2,3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	$180,000
845,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	846,523
1,750,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2037	2,078,720
235,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	274,560
3,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2017B), 4.000%, 8/15/2044	3,521,121
		TOTAL	28,728,597
		Virginia—1.2%
1,900,000		Richmond, VA Public Utility, Revenue Bonds (Series 2020A), 4.000%, 1/15/2050	2,250,919
1,000,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	1,164,258
		TOTAL	3,415,177
		Washington—3.1%
250,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 6/1/2031	250,000
880,000		Washington State Convention Center Public Facilities District, Junior Lodging Tax Notes (Series 2021), 4.000%, 7/1/2031	1,015,225
1,625,000		Washington State Convention Center Public Facilities District, Revenue Bonds (Series 2018), 5.000%, 7/1/2058	1,956,527
480,000	[1]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	531,985
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	550,243
1,000,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,075,083
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1,126,844
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—continued
$2,000,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	$2,518,113
		TOTAL	9,024,020
		Wisconsin—0.4%
1,050,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	1,176,951
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $271,161,211)	293,125,889
	[6]	SHORT-TERM MUNICIPALS—0.8%
		Alabama—0.2%
800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.040%, 6/1/2021	800,000
		Georgia—0.2%
600,000		Monroe County, GA Development Authority Pollution Control (Gulf Power Co.), (1st Series Remarketing 2019) Daily VRDNs, 0.050%, 6/1/2021	600,000
		Pennsylvania—0.4%
1,100,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.040%, 6/1/2021	1,100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $2,500,000)	2,500,000
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $273,661,211)[7]	295,625,889
		OTHER ASSETS AND LIABILITIES—NET[8]	964,930
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(113,600,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(1,175,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$181,815,519
At May 31, 2021, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
Semi-Annual Shareholder Report

At May 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
[3]United States Treasury Notes 10-Year	60	$7,916,250	September 2021	$(14,204)
[3]United States Treasury Long Bond	20	$3,130,625	September 2021	$(17,240)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(31,444)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2021, these restricted securities amounted to $12,531,938, which represented 6.9% of total net assets.
2
Security in default.
3
Non-income-producing security.
4
Principal amount and interest were not paid upon final maturity.
5
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
6
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
7
The cost of investments for federal tax purposes amounts to $273,230,254.
8
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total market value at May 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$ 292,850,889	$[1]275,000	$293,125,889
Short-Term Municipals	—	2,500,000	—	2,500,000
TOTAL SECURITIES	$—	$295,350,889	$275,000	$295,625,889
Other Financial Instruments:[2]
Assets	$—	$—	$—	$—
Liabilities	(31,444)	—	—	(31,444)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(31,444)	$—	$—	$(31,444)
1
Includes $428,250 of a security transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2
Other financial instruments are futures contracts.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
COL	—Collateralized
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LT	—Limited Tax
PCR	—Pollution Control Revenue
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2021	Year Ended November 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$15.49	$15.35	$14.31	$15.04	$14.55	$15.26
Income From Investment Operations:
Net investment income	0.33	0.66	0.70	0.74	0.79[1]	0.81[1]
Net realized and unrealized gain (loss)	0.31	0.09	1.00	(0.73)	0.43	(0.66)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.00)[3]	(0.07)	(0.05)	(0.00)[3]	(0.00)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.64	0.75	1.63	(0.04)	1.22	0.15
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.32)	(0.61)	(0.62)	(0.69)	(0.73)	(0.86)
Increase From Auction Market Preferred Share Tender and Repurchase	—	—	0.03	—	—	—
Net Asset Value, End of Period	$15.81	$15.49	$15.35	$14.31	$15.04	$14.55
Market Price, End of Period	$15.83	$14.45	$14.09	$12.40	$14.11	$14.07
Total Return at Net Asset Value[4]	4.20%	5.11%	11.83%	(0.28)%	8.54%	0.73%
Total Return at Market Price[5]	11.96%	7.17%	18.92%	(7.44)%	5.51%	0.17%
Ratios to Average Net Assets:
Net expenses[6]	1.63%[7]	2.05%	2.66%	2.54%	1.91%	1.59%
Net expenses excluding all interest and trust expenses[8]	0.99%[7]	0.99%[9]	0.99%[9]	0.99%[9]	0.99%	0.99%
Net investment income[10]	4.33%[7]	4.37%	4.66%	5.06%	5.27%	5.45%
Expense waiver/reimbursement[11]	0.20%[7]	0.22%	0.26%	0.25%	0.30%	0.29%
Supplemental Data:
Net assets, end of year (000 omitted)	$181,816	$178,130	$176,491	$164,532	$172,968	$90,046
Portfolio turnover	7%	20%	15%	30%	12%	11%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—
Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[12]
5/31/2021 - VMTPS	$113,600,000	$129,479	$100,096	$50,048	$50,000
5/31/2021 - AMPS	$1,175,000	$129,479	$50,000	$25,000	$25,000
11/30/2020 - VMTPS	$113,600,000	$126,287	$100,086	$50,043	$50,000
11/30/2020 - AMPS	$1,175,000	$126,287	$50,000	$25,000	$25,000
11/30/2019 - VMTPS	$113,600,000	$125,600	$100,168	$50,084	$50,000
11/30/2019 - AMPS	$1,175,000	$125,600	$50,002	$25,001	$25,000
11/30/2018	$114,750,000	$60,846	$50,078	$25,039	$25,000
11/30/2017	$114,750,000	$62,691	$50,025	$25,012	$25,000
11/30/2016	$53,675,000	$66,940	$50,043	$25,022	$25,000
1
Per share numbers have been calculated using the average shares method.
2
The amounts shown are based on Common Share equivalents.
3
Represents less than $0.01.
4
Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5
Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.
6
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7
Computed on an annualized basis.
8
Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.
9
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.99% for the years ended November 30, 2020, 2019 and 2018, after taking into account these expense reductions.
10
Ratios reflect reductions for dividend payments to preferred shareholders.
11
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
12
Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMay 31, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $273,661,211)		$295,625,889
Due from broker		161,500
Cash		45,808
Income receivable		4,009,965
Receivable for investments sold		451,271
TOTAL ASSETS		300,294,433
Liabilities:
Payable for investments purchased	2,884,909
Income distribution payable - Common Shares	620,826
Interest payable - VMTP Shares	97,510
Payable for portfolio accounting fees	39,754
Payable for auditing fees	20,079
Payable for variation margin on futures contracts	16,250
Payable for investment adviser fee (Note 4)	14,145
Payable for administrative fee (Note 4)	975
Accrued expenses (Note 4)	31,852
TOTAL ACCRUED LIABILITIES		3,726,300
Other Liabilities:
Variable Rate Municipal Term Preferred Shares (VMTPS) (2,272 shares authorized and issued at $50,000 per share) (net of deferred offering costs of $22,386, Note 6)		113,577,614
TOTAL LIABILITIES		117,303,914
Auction Market Preferred Shares (AMPS) (47 shares authorized and issued at $25,000 per share)		1,175,000
Net assets applicable to Common Shares		181,815,519
Net Assets Applicable to Common Shares Consists of:
Paid-in capital		158,784,529
Total distributable earnings		23,030,990
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES		$181,815,519
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$181,815,519 ÷ 11,496,776 shares outstanding, $0.01 par value, unlimited shares authorized		$15.81
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended May 31, 2021 (unaudited)

Investment Income:
Interest		$5,352,767
Expenses:
Investment adviser fee (Note 4)	$808,683
Administrative fee (Note 4)	71,180
Custodian fees	4,344
Transfer agent fees	26,711
Directors’/Trustees’ fees (Note 4)	4,084
Auditing fees	19,279
Legal fees	27,525
Portfolio accounting fees	57,662
Printing and postage	14,357
Auction agent fees	4,736
Trailer commission fees (Note 5)	297
Interest expense - VMTP Shares (Note 5)	571,393
Miscellaneous (Note 4)	32,452
TOTAL EXPENSES	1,642,703
Waiver of investment adviser fee (Note 4)	(177,565)
Net expenses		1,465,138
Net investment income		3,887,629
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments		106,440
Net realized gain on futures contracts		143,926
Net change in unrealized appreciation of investments		3,303,883
Net change in unrealized depreciation of futures contracts		(31,444)
Net realized and unrealized gain (loss) on investments and futures contracts		3,522,805
Income distributions declared to AMPS		(269)
Change in net assets resulting from operations applicable to Common Shares		$7,410,165
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2021	Year Ended 11/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,887,629	$7,606,157
Net realized gain	250,366	77,074
Net change in unrealized appreciation/depreciation	3,272,439	995,844
Distributions from net investment income - AMPS	(269)	(3,816)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	7,410,165	8,675,259
Distributions to Common Shareholders	(3,724,955)	(7,036,027)
Change in net assets	3,685,210	1,639,232
Net Assets:
Beginning of period	178,130,309	176,491,077
End of period	$181,815,519	$178,130,309
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash FlowsMay 31, 2021 (unaudited)

Operating Activities:
Change in net assets resulting from operations applicable to common shares	$7,410,165
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(23,180,290)
Proceeds from sale of investment securities	19,984,031
Net sales of short-term investment securities	(1,050,000)
Increase in due from broker	(161,500)
Decrease in income receivable	60,664
Decrease in receivable for investments sold	255,078
Increase in payable for investments purchased	2,884,909
Increase in variation margin on futures contracts	16,250
Decrease in interest payable - VMTPS	(1,113)
Increase in payable for investment adviser fee	11,175
Decrease in payable for administrative fee	(517)
Decrease in payable for portfolio accounting fees	(17,831)
Decrease in payable for auditing fees	(19,921)
Decrease in accrued expenses	(6,196)
Net amortization of premium	933,467
Net derivative activity on futures contracts	112,482
Net realized gain on investments	(218,922)
Net change in unrealized appreciation on investments	(3,303,883)
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,708,048
Financing Activities:
Decrease in deferred offering costs	22,264
Income distributions to participants	(3,724,955)
NET CASH USED IN FINANCING ACTIVITIES	(3,702,691)
Net increase in cash	5,357
Cash:
Beginning of period	40,451
End of period	$45,808
Supplemental disclosure of cash flow information:
Cash paid for interest expense during the period ended May 31, 2021, was $572,506.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Premier Municipal Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to provide current income exempt from federal income tax, including the federal AMT.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
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Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to common shareholders, if any, are recorded on the ex-dividend date and are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $177,565 is disclosed in Note 4.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2021, the Fund did not have a liability for any
Semi-Annual Shareholder Report

uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $5,810,058. This is based on amounts held as of each month-end throughout the six month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities held at May 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$ 172,783	$ 182,455
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/13/2014	$ 602,120	$ 662,693
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/10/2014	$ 250,880	$ 275,024
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	8/27/2015	$ 1,027,811	$ 1,134,257
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/1/2034	11/13/2014	$ 1,001,542	$ 1,067,094
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$ 375,575	$ 399,039
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$ 844,233	$ 544,000
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$ 1,126,782	$ 1,144,937
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$ 562,478	$ 592,195
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	1/10/2018	$ 752,152	$ 812,608
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$ 348,382	$ 375,398
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	6/8/2017	$ 500,000	$ 275,000
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$ 1,000,000	$ 1,105,590
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.000%, 7/15/2027	7/3/2013	$ 646,962	$ 677,493
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 6.000%, 7/1/2025	7/22/2015	$ 481,716	$ 531,985
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$ 502,410	$ 550,243
Semi-Annual Shareholder Report

Security	Acquisition Date	Acquisition Cost	Value
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2051	2/13/2019	$ 1,029,926	$ 1,075,083
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1/14/2021	$ 1,056,144	$1,126,844
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$31,444*
*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$143,926

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(31,444)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. FEDERAL TAX INFORMATION
At May 31, 2021, the cost of investments for federal tax purposes was $273,230,254. The net unrealized appreciation of investments for federal tax purposes was 22,364,191. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,518,528 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,154,337. The amounts presented are inclusive of derivative contracts.
As of November 30, 2020, the Fund had a capital loss carryforward of $360,605, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$293,146	$67,459	$360,605
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The investment management agreement between the Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of the Fund’s managed assets.
Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the Adviser voluntarily waived $177,565 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2021, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on variable rate municipal term preferred shares (VMTPS) and commission costs on preferred shareholder dividend payments) paid by the Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual operating expenses will not be more or less than 0.99%.
Interfund Transactions
During the six months ended May 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $10,700,000 and $11,900,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. PREFERRED SHARES
Auction Market Preferred Shares
As of May 31, 2021, the Fund had outstanding 47 AMPS. The AMPS are redeemable at the option of the Fund at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.
Distributions to AMPS are recorded daily and paid weekly at a rate set through auction procedures or under the Fund’s Statement of Preferences. Consistent with the patterns in the broader auction-rate securities market, the Fund’s AMPS auctions continue to be unsuccessful in clearing due to an imbalance of sell orders over bids to buy the AMPS. As a result, the dividend rate of the AMPS remains at the maximum applicable rate. The dividend rate paid to AMPS for the Fund at May 31, 2021, was 0.025%. While repeated unsuccessful auctions have affected the liquidity for the AMPS, they do not constitute a default or alter the credit quality. The auction agent, currently Deutsche Bank Trust Company Americas, will pay each Broker-Dealer trailer commissions after each auction, from funds provided by the Fund. The trailer commissions paid by the Fund for the six months ended May 31, 2021, amounted to $297.
Semi-Annual Shareholder Report

Variable Rate Municipal Term Preferred Shares
The Fund’s VMTPS are a floating-rate form of preferred shares with dividends (which are treated as interest payments for financial reporting purposes) that reset weekly to a fixed spread of 0.95% (subject to certain adjustments) against the Securities Industry and Financial Markets Association Municipal Swap Index. The VMTPS have a mandatory term redemption date of October 18, 2049, as well as potential early term redemption dates, including on each third anniversary of their issuance, the next such date being October 18, 2022.
In the Fund’s Statement of Assets and Liabilities, the aggregate liquidation value of the VMTPS is shown as a liability since the shares have a stated mandatory redemption date. VMTPS represent preferred shares and rank on parity with the AMPS that remain outstanding. VMTPS are senior in priority to the Fund’s outstanding common shares as to payment of dividends. The average liquidation value outstanding and average annualized dividend rate of VMTPS for the Fund during the six months ended May 31, 2021, were $113,600,000 and 1.006%, respectively. Dividends paid to VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2021, interest expense on VMTPS amounted to $571,393.
Whenever preferred shares (including AMPS and VMTPS) are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the preferred shares have been paid, the Fund satisfies the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations rating the preferred shares have been met. At May 31, 2021, there were no such restrictions on the Fund.
6. OFFERING COSTS
Costs incurred in connection with the Fund’s offering of the Series 2019 VMTPS were recorded as a deferred charge which will be amortized to the first potential redemption date of the shares. During the six months ended May 31, 2021, $22,386 of deferred charges were expensed. The Fund’s amortized deferred charges are recognized as a component of the applicable expense on the Statement of Operations.
7. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2021, were as follows:
Purchases	$23,180,290
Sales	$19,984,031
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as
Semi-Annual Shareholder Report

the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
federated hermes premier municipal income fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the fund industry and market practices; the range of comparable fees for similar funds in the fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies
Semi-Annual Shareholder Report

of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their
Semi-Annual Shareholder Report

responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also took into account information concerning the Fund’s closed-end structure, as well as the Fund’s market prices, net asset values, trading volume data, distribution rates and other matters relevant to Fund shareholders.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of other funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that
Semi-Annual Shareholder Report

comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. The Board received and considered information regarding the Fund’s discount to net asset value per share, including comparative data for the Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the five-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, and total expense ratios relative to the category of peer funds selected by Morningstar (the “Expense Peer Group”).
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because such comparisons are believed to be more relevant. The Board considered that other closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other closed-end funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Semi-Annual Shareholder Report

The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades
Semi-Annual Shareholder Report

for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board also considered whether the Fund might benefit from “economies of scale”. The Board noted that, as a closed-end fund, the Fund has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund’s initial public offering) has not made and does not expect to make additional offerings to raise more assets. As a result, the Fund is unlikely to grow materially in size. The Board noted that, as a consequence, there does not appear to be any meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a particularly relevant consideration in its overall evaluation.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Hermes Premier Municipal Income Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P207
CUSIP 31423P504
28583 (7/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a)	The Registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable

(b) Effective July 29, 2021, Duwayne Walker became a Portfolio Manager for the Fund, and is jointly and primarily responsible for managing the Fund’s assets along with existing Portfolio Managers R. J. Gallo and Lee R. Cunningham II. The following is biographical, compensation and other account information for Duwayne Walker:

Duwayne Walker

Duwayne Walker has been the registrant’s portfolio manager since July 2021.

Mr. Walker is a Senior Investment Analyst and Portfolio Manager with the Adviser. He is responsible for portfolio management and research in the fixed income area concentrating in municipal securities. He has been with the Adviser or an affiliate since 2016; has worked in investment management since 2016; and has managed investment portfolios since 2021. Education: B.A., Hofstra University; M.B.A., Cornell University.

Portfolio Manager Information

The following information about the registrant’s portfolio manager is provided as of June 30, 2021.

Other Accounts Managed by Duwayne Walker	Total Number of Other Accounts Managed / Total Assets*
Registered Investment Companies	0/$0
Other Pooled Investment Vehicles	0/$0
Other Accounts	0/$0

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Duwayne Walker is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (Federated Hermes). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s benchmark (i.e. S&P Custom Index) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.

For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of two IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is greater than the weighting assigned to certain other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Walker’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to account performance and any other factors as deemed relevant.

Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

In addition, Mr. Walker was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other funds/pooled investment vehicles or accounts (collectively, including the Fund, as applicable, “accounts”) for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts can include, for example, conflicts created by specific portfolio manager compensation arrangements (including, for example, the allocation or weighting given to the performance of the Fund or other accounts or activities for which the portfolio manager is responsible in calculating the portfolio manager’s compensation), and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The Fund does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 13.	Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Premier Municipal Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2021